Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of convertible notes payable outstanding
8% convertible notes payable issued December 2019	$-
15% convertible notes payable issued February 2020	-
10% convertible notes payable issued February 2020	662,000

$662,000

8% convertible notes payable issued December 2019	$428,000
15% convertible notes payable issued February 2020	5,265,000
10% convertible notes payable issued February 2020	662,000
Unamortized discount on convertible notes	(494,138)
Unamortized debt issuance costs	(59,886)
$5,800,976

Schedule of future maturities of convertible debt
2021	$-

2022	662.000

$662,000

2021	$-
2022	6,355,000
$6,355,000